CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF OPERATIONS
Cost of goods purchased from a related party	¥ 827,809	¥ 614,766	¥ 530,605